Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.3%
		Canada: 0.2%
191,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	$ 93,823	0.1
186,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	178,598	0.1
		272,421		0.2

		China: 0.4%
601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	635,462	0.4

		France: 0.7%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	574,535	0.3
265,000	(1)	BPCE SA, 2.700%, 10/01/2029	252,050	0.1
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	303,122	0.2
226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	225,505	0.1
		1,355,212		0.7

		Ireland: 0.2%
370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	379,261	0.2

		Japan: 0.6%
200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	202,569	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	199,808	0.1
639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	698,001	0.4
		1,100,378		0.6

		Luxembourg: 0.1%
132,000		DH Europe Finance II Sarl, 3.400%, 11/15/2049	130,399	0.1

		Mexico: 0.0%
MXN 1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN 58,347	(2)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	2,454	0.0
		2,454		0.0

		Netherlands: 0.9%
270,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	270,263	0.1
690,000		Shell International Finance BV, 3.250%, 05/11/2025850	725,315	0.4
361,000		Shell International Finance BV, 4.000%, 05/10/2046	406,294	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	303,060	0.2
		1,704,932		0.9

		Norway: 0.2%
380,000		Equinor ASA, 2.450%, 01/17/2023	386,905	0.2

		South Africa: 0.0%
ZAR 1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	59,554	0.0

		Switzerland: 0.4%
400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	408,922	0.2
250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	257,623	0.2
		666,545		0.4

		United Kingdom: 0.6%
283,000		Aon PLC, 2.800%, 03/15/2021	283,203	0.2
405,000	(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	416,740	0.2
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	203,820	0.1
230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	243,748	0.1
		1,147,511		0.6

		United States: 17.0%
185,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	189,879	0.1
150,000		AbbVie, Inc., 3.600%, 05/14/2025	158,318	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/2036	351,900	0.2
53,000		Aetna, Inc., 2.800%, 06/15/2023	53,396	0.0
459,000		American International Group, Inc., 4.500%, 07/16/2044	471,233	0.3
175,000		Altria Group, Inc., 4.500%, 05/02/2043	166,656	0.1
180,000		Altria Group, Inc., 4.800%, 02/14/2029	188,738	0.1
8,617		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	8,684	0.0
197,576		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	159,279	0.1
67,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	59,027	0.0
450,000		American Tower Corp., 2.750%, 01/15/2027	436,586	0.2
300,000		Amgen, Inc., 3.200%, 11/02/2027	325,275	0.2
88,000		Amgen, Inc., 4.563%, 06/15/2048	106,315	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	$ 186,390	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	137,539	0.1
201,000		Anthem, Inc., 3.700%, 09/15/2049	202,603	0.1
93,000		Apple, Inc., 3.450%, 02/09/2045	105,513	0.1
301,000		AT&T, Inc., 4.300%, 02/15/2030	324,615	0.2
433,000		AT&T, Inc., 5.450%, 03/01/2047	521,878	0.3
368,000		Bank of America Corp., 3.300%, 01/11/2023	381,662	0.2
616,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	637,326	0.4
458,000		Bank of America Corp., 4.100%, 07/24/2023	488,818	0.3
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	303,974	0.2
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	413,987	0.2
530,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	545,542	0.3
266,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	289,143	0.2
135,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	127,200	0.1
80,000		Brookfield Finance LLC, 3.450%, 04/15/2050	64,520	0.0
140,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	157,867	0.1
25,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	29,707	0.0
65,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	60,189	0.0
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	434,254	0.2
474,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	490,196	0.3
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	52,347	0.0
265,000		Citigroup, Inc., 4.125%, 07/25/2028	272,526	0.2
579,000		Citigroup, Inc., 4.000%, 08/05/2024	601,164	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	521,985	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	263,375	0.1
165,000		Comcast Corp., 2.350%, 01/15/2027	164,789	0.1
310,000		Comcast Corp., 4.150%, 10/15/2028	353,669	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	129,845	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	108,458	0.1
72,000		Consumers Energy Co., 3.100%, 08/15/2050	70,557	0.0
65,000		CSX Corp., 4.500%, 08/01/2054	73,888	0.0
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,184,273	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	542,693	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	333,712	0.2
178,438		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	163,978	0.1
442,000		Discover Bank, 7.000%, 04/15/2020	442,370	0.2
120,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	107,917	0.1
205,000		DTE Electric Co., 2.250%, 03/01/2030	199,104	0.1
200,000		DTE Electric Co., 2.950%, 03/01/2050	188,200	0.1
125,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	126,877	0.1
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	86,306	0.1
85,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	92,828	0.1
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	919,933	0.5
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	254,082	0.1
558,000		Entergy Corp., 5.125%, 09/15/2020	557,917	0.3
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	230,458	0.1
36,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	31,873	0.0
111,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	113,462	0.1
57,000		Exxon Mobil Corp., 2.995%, 08/16/2039	57,366	0.0
183,000	(5)	Exxon Mobil Corp., 3.095%, 08/16/2049	186,491	0.1
241,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	254,122	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	178,770	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	420,943	0.2
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	543,982	0.3
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	552,641	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
205,000		General Electric Co., 6.750%, 03/15/2032	$ 248,909	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	206,106	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	240,248	0.1
945,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/2022	952,212	0.5
130,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	122,286	0.1
50,000		Home Depot, Inc./The, 3.125%, 12/15/2049	50,669	0.0
270,000		Intel Corp., 3.250%, 11/15/2049	293,838	0.2
155,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	170,738	0.1
150,000		Johnson & Johnson, 3.400%, 01/15/2038	174,253	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	65,635	0.0
117,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	117,314	0.1
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	478,332	0.3
65,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	56,969	0.0
110,000		Kimco Realty Corp., 3.700%, 10/01/2049	90,124	0.1
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	216,474	0.1
194,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	199,978	0.1
103,000		Kroger Co/The, 4.650%, 01/15/2048	117,020	0.1
110,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	102,421	0.1
45,000		McDonald's Corp., 3.625%, 05/01/2043	43,758	0.0
50,000		McDonald's Corp., 3.625%, 09/01/2049	51,342	0.0
148,000		Medtronic, Inc., 3.150%, 03/15/2022	153,555	0.1
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	411,554	0.2
190,000		Mississippi Power Co., 4.250%, 03/15/2042	182,975	0.1
372,000		Morgan Stanley, 3.750%, 02/25/2023	388,163	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	640,892	0.4
70,000	(1)	MPLX L.P., 5.250%, 01/15/2025	61,728	0.0
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	273,594	0.2
43,000		Newmont Corp., 3.700%, 03/15/2023	43,250	0.0
123,000	(5)	Occidental Petroleum Corp., 4.625%, 06/15/2045	53,001	0.0
39,000		ONEOK, Inc., 3.100%, 03/15/2030	29,500	0.0
35,000		ONEOK, Inc., 4.500%, 03/15/2050	26,637	0.0
349,000		Oracle Corp., 2.950%, 05/15/2025	362,622	0.2
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	46,225	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	98,720	0.1
140,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	139,821	0.1
25,000		PECO Energy Co., 4.150%, 10/01/2044	28,099	0.0
235,000		Pfizer, Inc., 2.750%, 06/03/2026	247,609	0.1
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	491,854	0.3
45,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	44,326	0.0
249,000		Qualcomm, Inc., 3.250%, 05/20/2027	263,306	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	296,649	0.2
50,000		Sherwin-Williams Co/The, 3.300%, 05/15/2050	47,515	0.0
55,000		Southern California Edison Co., 3.650%, 02/01/2050	53,676	0.0
225,000		Southern Co., 2.750%, 06/15/2020	225,200	0.1
75,000		Southwest Airlines Co., 3.450%, 11/16/2027	67,544	0.0
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	91,920	0.1
40,000		Texas Instruments, Inc., 3.875%, 03/15/2039	46,220	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	287,823	0.2
255,000		Union Electric Co., 3.250%, 10/01/2049	233,210	0.1
31,948		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	29,925	0.0
49,722		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	40,653	0.0
70,729		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	59,533	0.0
90,000		United Parcel Service, Inc., 3.400%, 09/01/2049	91,096	0.1
160,000		United Technologies Corp., 4.500%, 06/01/2042	186,623	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	256,485	0.1
365,000		Verizon Communications, Inc., 4.125%, 08/15/2046	424,433	0.2
216,000		ViacomCBS, Inc., 3.700%, 08/15/2024	220,670	0.1
252,000		ViacomCBS, Inc., 4.375%, 03/15/2043	224,661	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
245,000		Walmart, Inc., 3.700%, 06/26/2028	$ 276,015	0.2
300,000		Walt Disney Co/The, 5.400%, 10/01/2043	401,746	0.2
240,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	236,898	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	460,217	0.3
		31,205,879		17.0

	Total Corporate Bonds/Notes
	(Cost $38,848,905)	39,046,913		21.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.2%
		United States: 16.2%
234,779	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.074%, 05/25/2036	204,462	0.1
217,001		Alternative Loan Trust 2005-51 3A2A, 3.256%, (12MTA + 1.290%), 11/20/2035	179,776	0.1
73,233		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	50,788	0.0
464,819		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	449,694	0.3
47,112		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	44,105	0.0
50,666		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	47,616	0.0
273,855		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	205,203	0.1
65,679	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.361%, 05/25/2035	61,857	0.0
288,085		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	260,932	0.1
48,798		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.447%, (US0001M + 0.500%), 11/25/2035	21,801	0.0
228,858		Countrywide Asset-Backed Certificates 2005-IM1 M1, 1.667%, (US0001M + 0.720%), 11/25/2035	214,849	0.1
264,647	(1),(4)	CSMC Trust 2015-3 B1, 3.930%, 03/25/2045	258,999	0.1
3,404	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 2.113%, (US0001M + 0.500%), 01/27/2037	3,110	0.0
609,411		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.397%, (US0001M + 4.450%), 01/25/2029	588,128	0.3
691,745		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.297%, (US0001M + 4.350%), 05/25/2029	667,264	0.4
600,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.597%, (US0001M + 3.650%), 09/25/2029	437,965	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.947%, (US0001M + 3.000%), 10/25/2029	449,373	0.3
472,295		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.147%, (US0001M + 2.200%), 01/25/2030	422,504	0.2
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.347%, (US0001M + 2.400%), 05/28/2030	270,574	0.2
538,335		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 3.447%, (US0001M + 2.500%), 05/25/2030	471,044	0.3
587,137		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 3.497%, (US0001M + 2.550%), 12/25/2030	487,722	0.3
337,045		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.947%, (US0001M + 2.000%), 03/25/2031	300,191	0.2
348,563	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.247%, (US0001M + 2.300%), 08/25/2031	292,091	0.2
572,699	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 3.347%, (US0001M + 2.400%), 04/25/2031	495,881	0.3
79,920	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	8,067	0.0
16,780	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	3,221	0.0
147,122	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	29,519	0.0
53,110	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	11,228	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
23,215	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	$ 4,213	0.0
28,288	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	6,099	0.0
22,864	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	4,483	0.0
28,120	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	5,251	0.0
12,045	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,018	0.0
12,994	(6)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	2,361	0.0
423,713	(6)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	45,496	0.0
615,590	(4),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	54,600	0.0
7,720		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	8,451	0.0
10,909		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	12,215	0.0
55,291	(6)	Fannie Mae REMIC Trust 2002-12 SB, 6.803%, (-1.000*US0001M + 7.750%), 07/25/2031	13,330	0.0
32,811	(6)	Fannie Mae REMIC Trust 2002-2 SW, 6.803%, (-1.000*US0001M + 7.750%), 02/25/2032	8,157	0.0
13,754		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	16,146	0.0
5,606		Fannie Mae REMIC Trust 2002-29 F, 1.947%, (US0001M + 1.000%), 04/25/2032	5,709	0.0
17,816	(6)	Fannie Mae REMIC Trust 2002-41 S, 7.003%, (-1.000*US0001M + 7.950%), 07/25/2032	3,769	0.0
1,725		Fannie Mae REMIC Trust 2002-64 FJ, 1.947%, (US0001M + 1.000%), 04/25/2032	1,757	0.0
3,787		Fannie Mae REMIC Trust 2002-68 FH, 1.112%, (US0001M + 0.500%), 10/18/2032	3,783	0.0
627,722	(6)	Fannie Mae REMIC Trust 2002-77 JS, 7.388%, (-1.000*US0001M + 8.000%), 12/18/2032	150,619	0.1
16,206		Fannie Mae REMIC Trust 2002-84 FB, 1.947%, (US0001M + 1.000%), 12/25/2032	16,505	0.0
16,204		Fannie Mae REMIC Trust 2003-11 FA, 1.947%, (US0001M + 1.000%), 09/25/2032	16,503	0.0
3,482		Fannie Mae REMIC Trust 2003-116 FA, 1.347%, (US0001M + 0.400%), 11/25/2033	3,462	0.0
22,028	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	5,465	0.0
15,619	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	3,468	0.0
6,674	(6)	Fannie Mae REMIC Trust 2003-52 NS, 6.153%, (-1.000*US0001M + 7.100%), 06/25/2023	330	0.0
389,938	(6)	Fannie Mae REMIC Trust 2004-56 SE, 6.603%, (-1.000*US0001M + 7.550%), 10/25/2033	100,407	0.1
23,808		Fannie Mae REMIC Trust 2005-25 PS, 23.995%, (-4.400*US0001M + 28.160%), 04/25/2035	44,174	0.0
10,865	(6)	Fannie Mae REMIC Trust 2005-40 SB, 5.803%, (-1.000*US0001M + 6.750%), 05/25/2035	1,834	0.0
34,234		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	35,437	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 20.214%, (-4.000*US0001M + 24.000%), 07/25/2035	172,256	0.1
293,468		Fannie Mae REMIC Trust 2005-87 SB, 20.362%, (-3.667*US0001M + 23.833%), 10/25/2035	487,667	0.3
181,039		Fannie Mae REMIC Trust 2006-104 ES, 28.717%, (-5.000*US0001M + 33.450%), 11/25/2036	348,519	0.2
13,059		Fannie Mae REMIC Trust 2006-11 PS, 21.096%, (-3.667*US0001M + 24.567%), 03/25/2036	22,634	0.0
32,316		Fannie Mae REMIC Trust 2006-46 SW, 20.728%, (-3.667*US0001M + 24.199%), 06/25/2036	51,873	0.0
7,113,427	(6)	Fannie Mae REMIC Trust 2006-51 SA, 5.623%, (-1.000*US0001M + 6.570%), 06/25/2036	1,541,872	0.8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
59,593	(6)	Fannie Mae REMIC Trust 2006-90 SX, 6.283%, (-1.000*US0001M + 7.230%), 09/25/2036	$ 12,915	0.0
7,155,633	(6)	Fannie Mae REMIC Trust 2007-116 DI, 4.993%, (-1.000*US0001M + 5.940%), 01/25/2038	1,647,514	0.9
52,646	(6)	Fannie Mae REMIC Trust 2007-88 XI, 5.593%, (-1.000*US0001M + 6.540%), 06/25/2037	13,301	0.0
676,827	(6)	Fannie Mae REMIC Trust 2007-89 SB, 5.603%, (-1.000*US0001M + 6.550%), 09/25/2037	129,549	0.1
1,386,610	(6)	Fannie Mae REMIC Trust 2007-94 SG, 5.503%, (-1.000*US0001M + 6.450%), 10/25/2037	338,651	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 17.094%, (-5.000*US0001M + 25.000%), 10/25/2040	880,270	0.5
75,799		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	84,334	0.1
2,691,904	(6)	Fannie Mae REMIC Trust 2011-55 SK, 5.613%, (-1.000*US0001M + 6.560%), 06/25/2041	643,625	0.4
2,120,712	(6)	Fannie Mae REMIC Trust 2011-86 NS, 5.003%, (-1.000*US0001M + 5.950%), 09/25/2041	406,315	0.2
1,209,133	(6)	Fannie Mae REMIC Trust 2012-10 US, 5.503%, (-1.000*US0001M + 6.450%), 02/25/2042	157,189	0.1
1,110,892	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	130,741	0.1
3,510,330	(6)	Fannie Mae REMIC Trust 2012-133 PS, 5.253%, (-1.000*US0001M + 6.200%), 03/25/2042	376,831	0.2
1,859,874	(6)	Fannie Mae REMIC Trust 2012-144 SB, 5.153%, (-1.000*US0001M + 6.100%), 01/25/2043	475,501	0.3
1,801,711	(6)	Fannie Mae REMIC Trust 2012-27 SB, 5.033%, (-1.000*US0001M + 5.980%), 11/25/2041	223,407	0.1
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/2043	23,653	0.0
1,233,613	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	111,530	0.1
6,847,148	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	411,838	0.2
6,375,329	(6)	Freddie Mac 3502 DL, 5.295%, (-1.000*US0001M + 6.000%), 01/15/2039	1,401,499	0.8
20,461		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	21,622	0.0
14,995		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	16,085	0.0
30,572		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	34,165	0.0
6,895	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,295	0.0
36,142	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	6,550	0.0
19,015		Freddie Mac REMIC Trust 2122 F, 1.155%, (US0001M + 0.450%), 02/15/2029	18,658	0.0
56,711	(6)	Freddie Mac REMIC Trust 2134 SB, 6.995%, (-1.000*US0001M + 7.700%), 03/15/2029	9,521	0.0
60,353	(6)	Freddie Mac REMIC Trust 2136 SG, 6.945%, (-1.000*US0001M + 7.650%), 03/15/2029	11,602	0.0
80,138	(6)	Freddie Mac REMIC Trust 2177 SB, 8.245%, (-1.000*US0001M + 8.950%), 08/15/2029	17,208	0.0
9,618		Freddie Mac REMIC Trust 2344 FP, 1.655%, (US0001M + 0.950%), 08/15/2031	9,774	0.0
4,201		Freddie Mac REMIC Trust 2412 GF, 1.655%, (US0001M + 0.950%), 02/15/2032	4,270	0.0
34,952		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	41,867	0.0
5,247		Freddie Mac REMIC Trust 2464 FI, 1.705%, (US0001M + 1.000%), 02/15/2032	5,342	0.0
5,382		Freddie Mac REMIC Trust 2470 LF, 1.705%, (US0001M + 1.000%), 02/15/2032	5,480	0.0
7,567		Freddie Mac REMIC Trust 2471 FD, 1.705%, (US0001M + 1.000%), 03/15/2032	7,704	0.0
6,151		Freddie Mac REMIC Trust 2504 FP, 1.205%, (US0001M + 0.500%), 03/15/2032	6,143	0.0
22,351		Freddie Mac REMIC Trust 2551 LF, 1.205%, (US0001M + 0.500%), 01/15/2033	22,334	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
41,380		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	$ 43,454	0.0
301,108		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	347,345	0.2
251,984		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	287,804	0.2
50,099		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	56,957	0.0
49,630	(6)	Freddie Mac REMIC Trust 3004 SB, 5.445%, (-1.000*US0001M + 6.150%), 07/15/2035	7,380	0.0
11,440		Freddie Mac REMIC Trust 3025 SJ, 22.166%, (-3.667*US0001M + 24.750%), 08/15/2035	19,946	0.0
653,805	(6)	Freddie Mac REMIC Trust 3223 S, 5.245%, (-1.000*US0001M + 5.950%), 10/15/2036	118,153	0.1
1,895,145	(6)	Freddie Mac REMIC Trust 3505 SA, 5.295%, (-1.000*US0001M + 6.000%), 01/15/2039	464,932	0.3
2,016,747	(6)	Freddie Mac REMIC Trust 3702 S, 3.745%, (-1.000*US0001M + 4.450%), 05/15/2036	266,302	0.2
265,765	(6)	Freddie Mac REMIC Trust 3710 SL, 5.295%, (-1.000*US0001M + 6.000%), 05/15/2036	2,359	0.0
1,937,658	(6)	Freddie Mac REMIC Trust 3925 SD, 5.345%, (-1.000*US0001M + 6.050%), 07/15/2040	208,703	0.1
1,045,121	(6)	Freddie Mac REMIC Trust 4136 SW, 5.545%, (-1.000*US0001M + 6.250%), 11/15/2032	176,587	0.1
520,789	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	94,369	0.1
7,886,392	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,106,492	0.6
948,050	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	73,060	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.847%, (US0001M + 3.900%), 12/25/2027	246,575	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.647%, (US0001M + 4.700%), 04/25/2028	93,040	0.1
144,649		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.747%, (US0001M + 3.800%), 03/25/2025	138,950	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 7.297%, (US0001M + 6.350%), 09/25/2028	399,277	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.397%, (US0001M + 3.450%), 10/25/2029	452,202	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.447%, (US0001M + 2.500%), 03/25/2030	349,797	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.597%, (US0001M + 2.650%), 12/25/2029	526,872	0.3
50,280	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.590%, 10/25/2046	48,983	0.0
329,286		Ginnie Mae Series 2007-8 SP, 19.543%, (-3.242*US0001M + 22.049%), 03/20/2037	553,405	0.3
1,711,158	(6)	Ginnie Mae Series 2010-68 MS, 5.077%, (-1.000*US0001M + 5.850%), 06/20/2040	325,765	0.2
1,208,783	(6)	Ginnie Mae Series 2012-97 SC, 5.995%, (-1.000*US0001M + 6.700%), 07/16/2041	241,532	0.1
209,741		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.157%, (US0001M + 0.210%), 04/25/2036	184,752	0.1
179,716	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	182,432	0.1
170,307	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	171,788	0.1
22,633	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.398%, 09/25/2035	22,164	0.0
533,251		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.157%, (US0001M + 0.210%), 04/25/2046	431,310	0.2
604,608	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 4.301%, 07/25/2035	521,681	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
59,376	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 4.285%, 07/25/2035	$ 52,922	0.0
229,469	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	226,137	0.1
280,711	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.834%, 08/25/2047	265,801	0.2
190,538	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	194,063	0.1
381,076	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	379,878	0.2
225,486	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	232,649	0.1
259,963	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	262,056	0.2
138,105		Lehman XS Trust Series 2005-5N 1A2, 1.307%, (US0001M + 0.360%), 11/25/2035	100,844	0.1
63,418	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 4.461%, 04/25/2036	59,365	0.0
2,035,950	(4)	RALI Series Trust 2006-QO1 X2, 2.701%, 02/25/2046	239,739	0.1
53,511	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	53,600	0.0
5,865,695	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.263%, 08/25/2045	298,719	0.2
36,218	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.694%, 10/25/2036	31,943	0.0
699,820	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.523%, 12/25/2036	581,827	0.3
126,264	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.890%, 08/25/2046	112,881	0.1
276,409	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.740%, 12/25/2036	239,259	0.1
77,591	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.428%, 04/25/2037	62,155	0.0
92,511		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.377%, (US0001M + 0.430%), 06/25/2037	69,687	0.0
180,080	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.774%, 08/20/2045	168,581	0.1

	Total Collateralized Mortgage Obligations
	(Cost $27,385,630)	29,643,584		16.2

U.S. TREASURY OBLIGATIONS: 5.0%
		Treasury Inflation Indexed Protected Securities: 3.4%
6,132,631		0.125%,01/15/2030	6,327,557	3.4

		U.S. Treasury Bonds: 0.3%
410,000		2.375%,11/15/2049	512,068	0.3

		U.S. Treasury Notes: 1.3%
2,250,000		0.375%,03/31/2022	2,256,196	1.2
80,000		0.500%,03/15/2023	80,509	0.1
30,000		0.625%,03/31/2027	30,171	0.0
		2,366,876		1.3

	Total U.S. Treasury Obligations
	(Cost $9,354,361)	9,206,501		5.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.8%
		Federal Home Loan Mortgage Corporation: 1.1%(7)
1,013,205		3.500%,01/01/2048	1,077,736	0.6
218,251		4.000%,09/01/2045	236,634	0.1
126,457		4.000%,09/01/2045	136,394	0.1
115,780		4.000%,09/01/2045	125,548	0.1
93,823		4.000%,09/01/2045	101,719	0.1
163,148		4.000%,05/01/2046	176,441	0.1
9,064		5.000%,12/01/2034	9,983	0.0
30,420		6.000%,02/01/2034	35,068	0.0
2,178		6.500%,02/01/2022	2,288	0.0
2,903		6.500%,09/01/2022	3,042	0.0
2,193		6.500%,08/01/2032	2,543	0.0
5,970		6.500%,07/01/2034	6,627	0.0
4,497		6.500%,07/01/2034	4,992	0.0
		1,919,015		1.1

		Federal National Mortgage Association: 0.0%(7)
83,044		4.226%, (US0012M + 1.777%),10/01/2036	84,498	0.0

		Government National Mortgage Association: 0.0%
30,482		5.000%,04/15/2034	33,916	0.0
13,854		6.500%,02/20/2035	16,400	0.0
		50,316		0.0

		Uniform Mortgage-Backed Securities: 9.7%
2,709,000	(8)	3.000%,05/25/2050	2,836,929	1.6
4,702,000	(8)	2.500%,05/25/2050	4,865,319	2.7
1,039,493		3.500%,09/01/2049	1,104,165	0.6
2,275,322		4.000%,04/01/2049	2,453,946	1.3
48,693		2.500%,06/01/2030	50,747	0.0
68,735		2.500%,06/01/2030	71,633	0.0
27,735		2.500%,07/01/2030	28,905	0.0
2,151,057		3.500%,09/01/2049	2,277,508	1.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
2,228,985		3.500%,02/01/2050	$ 2,359,702	1.3
122,025		4.000%,05/01/2045	132,186	0.1
1,100,529		4.000%,02/01/2050	1,176,122	0.7
57,732		5.000%,06/01/2041	64,019	0.0
13,153		5.500%,09/01/2024	14,412	0.0
698		6.000%,05/01/2021	710	0.0
62,323		6.000%,11/01/2034	71,898	0.0
101,180		6.000%,04/01/2035	116,678	0.1
43,924		6.500%,12/01/2029	49,445	0.0
18,274		6.500%,01/01/2034	20,858	0.0
259		7.000%,04/01/2033	299	0.0
15,220		7.500%,09/01/2032	18,708	0.0
35,254		7.500%,01/01/2033	42,091	0.0
		17,756,280		9.7

	Total U.S. Government Agency Obligations
	(Cost $19,416,793)	19,810,109		10.8

SOVEREIGN BONDS: 7.5%
		Australia: 0.2%
AUD 558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	339,129	0.2

		Brazil: 0.6%
BRL 5,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	1,114,531	0.6

		Chile: 0.1%
CLP 155,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	211,239	0.1

		China: 0.5%
CNY 4,980,000		China Government Bond, 3.250%, 11/22/2028	731,933	0.4
CNY 1,780,000		China Government Bond, 4.080%, 10/22/2048	284,344	0.1
		1,016,277		0.5

		Germany: 1.5%
EUR 1,010,000		Bundesobligation, 0.000%, 10/08/2021	1,125,791	0.6
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	35,968	0.0
EUR 200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	298,641	0.2
EUR 10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,059	0.0
EUR 660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,214,364	0.6
EUR 120,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	137,766	0.1
		2,824,589		1.5

		Indonesia: 0.2%
IDR 6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	396,859	0.2

		Italy: 0.7%
EUR 438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	627,765	0.3
EUR 438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	671,053	0.4
		1,298,818		0.7

		Peru: 1.0%
PEN 5,649,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	1,771,522	1.0

		Portugal: 0.8%
EUR 1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,444,939	0.8

		Russia: 0.6%
RUB 76,937,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	1,024,245	0.6

		Spain: 1.3%
EUR 870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,031,994	0.6
EUR 908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,278,454	0.7
		2,310,448		1.3

	Total Sovereign Bonds
	(Cost $14,376,021)	13,752,596		7.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.7%
		United States: 8.7%
6,894,274	(4),(6)	BANK 2017-BNK5 XA, 1.079%, 06/15/2060	356,007	0.2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.649%, 07/15/2060	489,266	0.3
1,948,000	(1),(4),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	160,687	0.1
994,221	(4),(6)	BANK 2019-BNK16 XA, 0.966%, 02/15/2052	63,602	0.0
8,020,000	(1),(4),(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	236,703	0.1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	133,826	0.1
1,196,401	(4),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.047%, 03/15/2052	86,335	0.0
659,226	(1)	BX Commercial Mortgage Trust 2019-XL J, 3.355%, (US0001M + 2.650%), 10/15/2036	570,891	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
500,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 3.205%, (US0001M + 2.500%), 12/15/2029	$ 426,353	0.2
270,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	207,736	0.1
1,827,486	(4),(6)	CD 2016-CD1 Mortgage Trust XA, 1.404%, 08/10/2049	116,441	0.1
7,900,000	(4),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.845%, 08/10/2049	370,193	0.2
3,201,784	(4),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.106%, 10/12/2050	174,968	0.1
9,413,395	(1),(4),(6)	COMM 2012-LTRT XA, 0.920%, 10/05/2030	158,959	0.1
110,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	93,373	0.0
11,115,221	(4),(6)	COMM 2014-CR16 XA, 0.977%, 04/10/2047	361,654	0.2
570,000	(1),(4)	COMM 2014-LC15 D Mortgage Trust, 4.984%, 04/10/2047	503,784	0.3
570,000	(4)	COMM 2016-COR1 C, 4.383%, 10/10/2049	481,168	0.3
4,387,513	(4),(6)	COMM 2016-CR28 XA, 0.693%, 02/10/2049	123,525	0.1
1,000,000	(4)	COMM 2017-COR2 C, 4.561%, 09/10/2050	835,982	0.5
200,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.192%, 06/15/2057	174,048	0.1
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.491%, 08/10/2049	215,798	0.1
1,252,045	(1),(4),(6)	DBUBS 2011-LC1A XA, 0.687%, 11/10/2046	2,559	0.0
300,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	286,377	0.2
270,000	(1)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	179,845	0.1
3,840,000	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.815%, 01/25/2043	61,435	0.0
7,000,000	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	330,392	0.2
35,920,585	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	45,396	0.0
450,000	(1),(4)	GRACE 2014-GRCE F Mortgage Trust, 3.590%, 06/10/2028	446,289	0.2
100,000	(1),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	94,625	0.0
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	137,480	0.1
3,927,851	(4),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.032%, 11/10/2046	120,439	0.1
690,000	(1),(4)	GS Mortgage Securities Trust 2016-GS4 E, 3.799%, 11/10/2049	428,103	0.2
2,310,549	(4),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.041%, 05/10/2050	136,111	0.1
410,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	384,361	0.2
310,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	284,301	0.2
360,000	(1),(4)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	208,824	0.1
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,593,624	0.9
5,664,634	(4),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.476%, 06/15/2045	106,491	0.1
660,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	697,610	0.4
329,402	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	326,002	0.2
2,847,096	(1),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.000%, 03/10/2050	102,595	0.1
1,090,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.608%, 11/15/2045	973,498	0.5
18,750,000	(1),(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.456%, 12/15/2047	380,301	0.2
570,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	495,656	0.3
170,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	154,723	0.1
320,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	279,390	0.1
220,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	211,365	0.1
3,098,988	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.807%, 08/15/2045	97,129	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.258%, 03/15/2045	$ 388,733	0.2
330,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.976%, 06/15/2046	290,286	0.2
9,204,666	(4),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.030%, 03/15/2047	264,085	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $17,515,091)	15,849,324		8.7

ASSET-BACKED SECURITIES: 4.6%
		United States: 4.6%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.188%, (US0003M + 2.350%), 04/14/2029	442,429	0.2
500,000	(1)	Barings Clo Ltd. 2019-4A C, 4.703%, (US0003M + 2.800%), 01/15/2033	420,916	0.2
412,500	(1)	BlueMountain CLO 2013-2A CR, 3.752%, (US0003M + 1.950%), 10/22/2030	352,957	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 4.243%, (US0003M + 2.400%), 07/16/2030	338,946	0.2
276,449	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.856%, 03/25/2036	167,618	0.1
400,000	(1)	Clear Creek CLO 2015-1A CR, 3.769%, (US0003M + 1.950%), 10/20/2030	337,744	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CR, 3.831%, (US0003M + 2.000%), 10/15/2030	419,741	0.2
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 3.569%, (US0003M + 1.750%), 04/20/2031	332,832	0.2
1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 2.250%, (US0001M + 1.450%), 03/17/2037	893,752	0.5
500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 3.819%, (US0003M + 2.000%), 10/20/2027	443,085	0.3
1,000,000	(1)	LCM XXIV Ltd. 24A C, 4.069%, (US0003M + 2.250%), 03/20/2030	858,292	0.5
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 3.619%, (US0003M + 1.800%), 04/20/2030	210,005	0.1
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 3.956%, (US0003M + 2.150%), 01/23/2031	338,729	0.2
200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	188,876	0.1
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 3.594%, (US0003M + 1.800%), 04/26/2031	401,254	0.2
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.681%, (US0003M + 1.850%), 04/15/2026	197,503	0.1
1,060,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	980,024	0.5
400,000	(1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	350,072	0.2
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 3.819%, (US0003M + 2.000%), 10/18/2030	205,886	0.1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 4.031%, (US0003M + 2.200%), 10/15/2030	478,683	0.3

	Total Asset-Backed Securities
	(Cost $9,602,213)	8,359,344		4.6

STRUCTURED NOTES: –%
		Russia: –%
RUB 3,826,741	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	–	–

	Total Structured Notes
	(Cost $137,196)	–		–

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(2),(5),(9)	American Media, Inc.	–	–
18	(9)	Ingevity Corp.	634	0.0
4,988	(9)	Resolute Forest Products, Inc.	6,285	0.0
120		WestRock Co.	3,391	0.0

	Total Common Stock
	(Cost $1,305,734)	10,310		0.0

MUTUAL FUNDS: 20.2%
		United States: 20.2%
829,358		Voya Emerging Markets Corporate Debt Fund - Class P	7,331,526	4.0
1,418,709		Voya Emerging Markets Hard Currency Debt Fund - Class P	11,746,909	6.4
1,876,420		Voya Emerging Markets Local Currency Debt Fund - Class P	11,502,453	6.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
United States: (continued)
920,168	Voya High Yield Bond Fund - Class P	$ 6,459,577	3.5

Total Mutual Funds
(Cost $45,484,722)	37,040,465	20.2

Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.1%
Total Purchased Options
(Cost $20,621)	224,376	0.1

Total Long-Term Investments
(Cost $183,447,287)	172,943,522	94.4

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
Repurchase Agreements: 0.2%
255,530	(11)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $255,530, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $260,641, due 04/15/21-09/20/69)
(Cost $255,530)	255,530	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.9%
10,864,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340%
		(Cost $10,864,000)	10,864,000	5.9

	Total Short-Term Investments
	(Cost $11,119,530)		11,119,530	6.1

	Total Investments in Securities (Cost $194,566,817)		$ 184,063,052	100.5
	Liabilities in Excess of Other Assets		(880,494)	(0.5)
	Net Assets		$ 183,182,558	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(5)	Security, or a portion of the security, is on loan.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2020.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	20.2%
Collateralized Mortgage Obligations	16.2
Uniform Mortgage-Backed Securities	9.7
Commercial Mortgage-Backed Securities	8.7
Financial	7.8
Sovereign Bonds	7.5
Other Asset-Backed Securities	4.6
Consumer, Non-cyclical	3.5
Treasury Inflation Indexed Protected Securities	3.4
Communications	2.5
Utilities	2.5
Energy	2.3
U.S. Treasury Obligations	1.6
U.S. Government Agency Obligations	1.1
Consumer, Cyclical	1.1
Technology	0.8
Industrial	0.8
Purchased Options	0.1
Materials	0.0
Basic Materials	0.0
Communication Services	0.0
Structured Notes	0.0
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
United States	$10,310	$–	$–	$10,310
Total Common Stock	10,310	–	–	10,310
Mutual Funds	37,040,465	–	–	37,040,465
Purchased Options	–	224,376	–	224,376
Corporate Bonds/Notes	–	39,044,459	2,454	39,046,913
Collateralized Mortgage Obligations	–	29,643,584	–	29,643,584
Asset-Backed Securities	–	8,359,344	–	8,359,344
U.S. Government Agency Obligations	–	19,810,109	–	19,810,109
Commercial Mortgage-Backed Securities	–	15,849,324	–	15,849,324
Sovereign Bonds	–	13,752,596	–	13,752,596
U.S. Treasury Obligations	–	9,206,501	–	9,206,501
Structured Notes	–	–	–	–
Short-Term Investments	10,864,000	255,530	–	11,119,530
Total Investments, at fair value	$47,914,775	$136,145,823	$2,454	$184,063,052
Other Financial Instruments+
Centrally Cleared Swaps	–	3,956,150	–	3,956,150
Forward Foreign Currency Contracts	–	5,027,684	–	5,027,684
Futures	277,029	–	–	277,029
OTC Swaps	–	2,956	–	2,956
Total Assets	$48,191,804	$145,132,613	$2,454	$193,326,871
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$ –	$(4,142,616)	$ –	$(4,142,616)
Forward Foreign Currency Contracts	–	(976,437)	–	(976,437)
Futures	(1,154,895)	–	–	(1,154,895)
OTC Swaps	–	(134,492)	–	(134,492)
Written Options	–	(278,674)	–	(278,674)
Total Liabilities	$(1,154,895)	$(5,532,219)	$–	$(6,687,114)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$6,534,186	$1,875,277	$-	$(1,077,937)	$7,331,526	$75,280	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	11,083,391	2,870,479	-	(2,206,961)	11,746,909	170,482	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	13,806,553	125,057	-	(2,429,157)	11,502,453	125,057	-	-
Voya High Yield Bond Fund - Class P	7,285,686	114,778	-	(940,887)	6,459,577	114,778	-	-
	$38,709,816	$14,985,59	$-	$(6,654,942)	$37,040,465	$485,597	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 20,703,251	USD 975,433	Barclays Bank PLC	05/15/20	$ (108,373)
PHP 24,012,912	USD 462,000	Barclays Bank PLC	05/15/20	5,317
USD 238,000	RUB 15,209,223	Barclays Bank PLC	05/15/20	44,421
USD 975,308	ZAR 14,445,812	Barclays Bank PLC	05/15/20	172,747
USD 2,197,698	RUB 139,141,539	Barclays Bank PLC	05/15/20	426,743
USD 375,000	THB 11,619,263	Barclays Bank PLC	05/15/20	20,885
ILS 928,034	USD 269,757	Barclays Bank PLC	05/15/20	(7,240)
USD 110,000	IDR 1,805,408,000	Barclays Bank PLC	05/15/20	(50)
USD 1,236,888	IDR 17,029,716,572	Barclays Bank PLC	05/15/20	198,824
USD 203,136	THB 6,315,606	Barclays Bank PLC	05/15/20	10,658
USD 322,908	CZK 7,402,903	Barclays Bank PLC	05/15/20	24,939
USD 363,468	HUF 111,040,725	Barclays Bank PLC	05/15/20	23,606
USD 34,027	MYR 138,881	Barclays Bank PLC	05/15/20	1,836
USD 205,000	PHP 10,452,335	Barclays Bank PLC	05/15/20	1,586
CHF 525,596	USD 547,000	Barclays Bank PLC	06/05/20	(1,759)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,289,626	SEK 13,244,050	Barclays Bank PLC	06/05/20	$ (51,066)
USD 547,000	CHF 526,656	Barclays Bank PLC	06/05/20	660
USD 722,000	JPY 79,609,872	Barclays Bank PLC	06/05/20	(20,467)
CAD 887,970	USD 635,000	Barclays Bank PLC	06/05/20	(3,646)
NOK 3,319,370	USD 317,000	Barclays Bank PLC	06/05/20	30
NOK 3,322,496	USD 317,000	Barclays Bank PLC	06/05/20	328
KRW 2,713,679,470	USD 2,308,363	BNP Paribas	05/15/20	(79,167)
USD 787,646	PLN 3,057,371	BNP Paribas	05/15/20	48,781
IDR 3,233,784,060	USD 234,000	BNP Paribas	05/15/20	(36,881)
USD 44,000	THB 1,435,032	BNP Paribas	05/15/20	265
USD 3,309,685	BRL 13,983,342	BNP Paribas	05/15/20	626,505
USD 20,000	PLN 84,723	BNP Paribas	05/15/20	(475)
USD 26,136	PHP 1,334,361	BNP Paribas	05/15/20	167
CNY 46,504,038	USD 6,518,512	BNP Paribas	05/15/20	40,253
USD 93,000	MXN 1,764,937	BNP Paribas	05/15/20	19,084
SGD 537,066	USD 395,370	BNP Paribas	05/15/20	(17,248)
EGP 10,050,949	USD 619,282	BNP Paribas	05/18/20	5,458
USD 451,000	JPY 50,060,910	Brown Brothers Harriman & Co.	06/05/20	(15,884)
NOK 7,061,957	USD 628,000	Brown Brothers Harriman & Co.	06/05/20	51,451
USD 866,000	CAD 1,257,289	Brown Brothers Harriman & Co.	06/05/20	(27,943)
USD 1,754,564	MXN 33,400,623	Citibank N.A.	05/15/20	355,733
UYU 13,714,846	USD 359,592	Citibank N.A.	05/15/20	(41,013)
USD 595,503	COP 2,034,052,760	Citibank N.A.	05/15/20	96,324
CZK 4,942,255	USD 217,000	Citibank N.A.	05/15/20	(18,073)
CNY 4,688,509	USD 670,260	Citibank N.A.	05/15/20	(9,009)
USD 240,000	KRW 293,889,600	Citibank N.A.	05/15/20	(1,420)
USD 267,000	HUF 80,985,425	Citibank N.A.	05/15/20	19,128
PEN 45,815	USD 13,000	Citibank N.A.	05/15/20	324
TRY 2,227,939	USD 365,000	Citibank N.A.	05/15/20	(32,377)
ZAR 4,459,692	USD 254,000	Citibank N.A.	05/15/20	(6,234)
USD 518,015	CLP 407,848,672	Citibank N.A.	05/15/20	40,925
USD 2,169,289	PEN 7,276,231	Citibank N.A.	05/15/20	53,148
USD 870,948	TRY 5,300,834	Citibank N.A.	05/15/20	79,553
USD 389,000	ZAR 5,807,868	Citibank N.A.	05/15/20	66,334
USD 9,000	RON 40,390	Citibank N.A.	05/15/20	(183)
USD 447,000	BRL 1,905,516	Citibank N.A.	05/15/20	81,362
USD 94,000	CLP 79,015,460	Citibank N.A.	05/15/20	1,570
USD 317,320	RON 1,382,861	Citibank N.A.	05/15/20	2,898
USD 314,000	MXN 7,714,925	Citibank N.A.	05/15/20	(9,104)
USD 271,000	RUB 21,408,865	Citibank N.A.	05/15/20	(1,486)
DKK 3,145,127	USD 457,952	Citibank N.A.	06/04/20	7,787
USD 547,000	CHF 526,946	Citibank N.A.	06/05/20	359
HKD 379,429	USD 48,755	Deutsche Bank AG	05/15/20	178
CHF 1,435,456	USD 1,468,843	Deutsche Bank AG	06/05/20	27,235
EUR 1,505,252	USD 1,665,000	Deutsche Bank AG	06/05/20	(704)
JPY 116,136,787	USD 1,077,000	Deutsche Bank AG	06/05/20	6,129
NOK 2,030,606	USD 179,181	Deutsche Bank AG	06/05/20	16,189
USD 11	NOK 121	Deutsche Bank AG	06/05/20	(1)
USD 1,191,258	CNY 8,461,395	Goldman Sachs International	05/15/20	(2,107)
USD 5,000	CZK 126,604	JPMorgan Chase Bank N.A.	05/15/20	(96)
USD 204,000	TRY 1,333,955	JPMorgan Chase Bank N.A.	05/15/20	4,846
USD 1,023,804	CNY 7,203,239	JPMorgan Chase Bank N.A.	05/15/20	7,885
HUF 86,689,688	USD 265,000	JPMorgan Chase Bank N.A.	05/15/20	331
PKR 37,475,319	USD 239,765	JPMorgan Chase Bank N.A.	05/15/20	(15,634)
BRL 2,638,736	USD 519,000	JPMorgan Chase Bank N.A.	05/15/20	(12,669)
USD 784,000	EUR 723,747	JPMorgan Chase Bank N.A.	06/05/20	(16,217)
EUR 23,784,648	USD 25,720,335	JPMorgan Chase Bank N.A.	06/05/20	577,378
EUR 673,045	USD 749,000	JPMorgan Chase Bank N.A.	06/05/20	(4,842)
JPY 26,964,749	USD 251,000	JPMorgan Chase Bank N.A.	06/05/20	482
USD 650,000	EUR 597,578	JPMorgan Chase Bank N.A.	06/05/20	(10,718)
CAD 5,893,144	USD 4,088,693	JPMorgan Chase Bank N.A.	06/05/20	101,383
USD 2,261,893	NZD 3,961,525	JPMorgan Chase Bank N.A.	06/05/20	(100,771)
GBP 460,292	USD 529,000	JPMorgan Chase Bank N.A.	06/05/20	43,417
USD 573,000	EUR 532,017	JPMorgan Chase Bank N.A.	06/05/20	(15,229)
CAD 903,762	USD 644,000	JPMorgan Chase Bank N.A.	06/05/20	(1,417)
AUD 5,064,742	USD 2,950,242	JPMorgan Chase Bank N.A.	06/05/20	165,703
USD 655,000	JPY 71,312,274	JPMorgan Chase Bank N.A.	06/05/20	(10,081)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
EUR 6,082,058	USD 6,562,791	JPMorgan Chase Bank N.A.	06/05/20	$ 161,892
GBP 7,262,315	USD 8,457,266	JPMorgan Chase Bank N.A.	06/05/20	574,102
UAH 8,564,560	USD 336,274	Morgan Stanley Capital Services LLC	05/15/20	(36,429)
USD 275,000	COP 933,240,000	Morgan Stanley Capital Services LLC	05/15/20	45,973
BRL 2,386,091	USD 501,585	Morgan Stanley Capital Services LLC	05/15/20	(43,732)
NOK 3,322,240	USD 317,000	Morgan Stanley Capital Services LLC	06/05/20	304
USD 27,000	SEK 267,504	Morgan Stanley Capital Services LLC	06/05/20	(79)
JPY 192,676,986	USD 1,782,000	Morgan Stanley Capital Services LLC	06/05/20	20,961
NZD 234,235	USD 140,000	Morgan Stanley Capital Services LLC	06/05/20	(302)
NOK 3,323,634	USD 317,000	Morgan Stanley Capital Services LLC	06/05/20	437
KZT 163,585,695	USD 423,962	Standard Chartered Bank	05/15/20	(67,815)
USD 460,000	AUD 754,308	State Street Bank and Trust Co.	06/05/20	1,461
USD 55,000	EUR 50,007	State Street Bank and Trust Co.	06/05/20	118
NOK 3,321,364	USD 317,000	State Street Bank and Trust Co.	06/05/20	220
USD 618,000	AUD 1,071,829	State Street Bank and Trust Co.	06/05/20	(41,414)
USD 526,000	CHF 500,295	State Street Bank and Trust Co.	06/05/20	4,576
AUD 751,764	USD 460,000	State Street Bank and Trust Co.	06/05/20	(3,008)
EUR 263,772	USD 292,000	State Street Bank and Trust Co.	06/05/20	(358)
USD 404,000	AUD 655,571	State Street Bank and Trust Co.	06/05/20	678
USD 716,000	GBP 575,624	State Street Bank and Trust Co.	06/05/20	158
USD 1,080,000	GBP 888,781	State Street Bank and Trust Co.	06/05/20	(25,282)
JPY 2,900,811,537	USD 26,319,428	State Street Bank and Trust Co.	06/05/20	734,480
USD 434,000	CHF 422,977	State Street Bank and Trust Co.	06/05/20	(6,840)
USD 460,000	AUD 754,976	State Street Bank and Trust Co.	06/05/20	1,055
USD 1,206,000	GBP 1,027,106	State Street Bank and Trust Co.	06/05/20	(71,302)
EUR 49,849	USD 55,000	State Street Bank and Trust Co.	06/05/20	(292)
USD 55,000	EUR 50,002	State Street Bank and Trust Co.	06/05/20	124
				$ 4,051,247

At March 31, 2020, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	5	06/15/20	$ 463,204	$ (2,134)
Australia 3-Year Bond	36	06/15/20	2,593,220	2,860
Canada 10-Year Bond	25	06/19/20	2,613,871	118,897
Euro-Bobl 5-Year	78	06/08/20	11,631,609	3,549
Euro-Buxl® 30-year German Government Bond	10	06/08/20	2,314,988	(93,990)
Euro-OAT	52	06/08/20	9,589,633	(279,038)
Euro-Schatz	49	06/08/20	6,062,987	(9,571)
Japanese Government Bonds 10-Year Mini	21	06/12/20	2,981,307	(36,301)
Long Gilt	16	06/26/20	2,706,579	36,316
Long-Term Euro-BTP	18	06/08/20	2,807,301	(135,490)
Short Gilt	15	06/26/20	1,953,136	6,729
U.S. Treasury 2-Year Note	48	06/30/20	10,578,375	11,965
U.S. Treasury Long Bond	11	06/19/20	1,969,687	(31,304)
U.S. Treasury Ultra Long Bond	5	06/19/20	1,109,375	62,808
			$ 59,375,272	$ (344,704)
Short Contracts:
Euro-Bund	(16)	06/08/20	(3,044,182)	33,905
U.S. Treasury 10-Year Note	(72)	06/19/20	(9,985,500)	(208,168)
U.S. Treasury 5-Year Note	(8)	06/30/20	(1,002,875)	(9,040)
U.S. Treasury Ultra 10-Year Note	(101)	06/19/20	(15,759,156)	(349,859)
			$ (29,791,713)	$ (533,162)

At March 31, 2020, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 34, Version 1	Buy	(5.000)	06/20/25	USD 8,935,000	$ 573,627	$ 184,367

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR 2,672,000	$ 60,389	$ 465,349
					$ 634,016	$ 649,716

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.960%	Semi-Annual	11/21/44	CAD 1,000,000	$ 228,882	$ 232,269
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR 2,400,000	47,143	49,182
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR 100,000	2,082	2,166
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP 900,000	–	–
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP 2,000,000	1,327,365	1,488,794
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY 277,200,000	247,079	246,446
Pay	3-month USD-LIBOR	Quarterly	0.634	Semi-Annual	03/10/25	USD 2,000,000	13,164	13,164
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD 1,250,000	228,969	228,969
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD 584,000	94,075	94,075
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD 3,950,000	469,444	469,445
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD 690,000	142,303	142,392
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD 800,000	339,422	339,533
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR 100,000	(376)	(414)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR 500,000	(133,432)	(139,629)
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP 200,000	–	–
Receive	1-month USD-LIBOR	Monthly	2.656	Monthly	06/19/20	USD 8,150,000	(33,755)	(33,755)
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD 4,000,000	(41,140)	(41,140)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD 7,500,000	(56,257)	(56,257)
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD 11,000,000	(189,765)	(189,765)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD 23,590,000	(1,019,773)	(1,021,719)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD 1,716,000	(137,626)	(137,626)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD 1,210,000	(121,856)	(121,856)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD 4,110,000	(464,964)	(464,964)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD 3,590,000	(399,523)	(399,910)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD 1,690,000	(277,152)	(277,152)
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD 910,000	(170,308)	(170,308)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD 780,000	(165,041)	(165,041)
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD 3,000,000	(285,718)	(285,480)
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD 2,250,000	(237,507)	(237,507)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD 400,000	(82,725)	(82,725)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD 530,000	(151,947)	(151,946)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD 520,000	(165,422)	(165,422)
							$ (994,359)	$ (836,181)

At March 31, 2020, the following over-the-counter-total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	Fixed/ Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government Bonds 30-Year	At Termination Date	-0.058%	At Termination Date	BNP Paribas Bank	05/13/20	JPY 230,000,000	$ (25,636)	$ –	$ (25,636)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Receive	Japanese Government Bonds 20-Year	At Termination Date	-0.060%	At Termination Date	BNP Paribas Bank	05/20/20	JPY 50,000,000	(8,915)	–	(8,915)
Receive	Japanese Government Bonds 5-Year	At Termination Date	-0.103%	At Termination Date	BNP Paribas Bank	06/11/20	JPY 1,457,000,000	(99,941)	–	(99,941)
Receive	Japanese Government Bonds 20-Year	At Termination Date	-0.150%	At Termination Date	Citibank N.A.	06/30/20	JPY 345,000,000	2,956	–	2,956
								$ (131,536)	$ –	$ (131,536)

At March 31, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value

Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10.500	EUR 1,381,000	$ 4,147	$ 136,073
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0.650	USD 1,469,650	5,628	86,396
Put EUR vs. Call NOK	Bank of America N.A.	05/11/20	9.900	EUR 1,381,000	4,909	961
Put USD vs. Call AUD	Morgan Stanley Capital Services LLC	05/11/20	0.690	USD 1,560,090	5,937	946
					$ 20,621	$ 224,376

At March 31, 2020, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value

Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10.300	EUR 1,381,000	$ 9,644	$ (161,362)
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0.665	USD 1,503,565	13,150	(117,312)
					$ 22,794	$ (278,674)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

DKK	-	Danish Krone
EGP	-	Egyptian Pound
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PKR	-	Pakistan Rupee
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
UAH	-	Ukranian Hryvnia
UYU	-	Uruguay Peso Uruguayo
ZAR	-	South African Rand

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $200,399,605.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$14,567,495
Gross Unrealized Depreciation	(23,734,064)
Net Unrealized Depreciation	$(9,166,569)